Pensions and Other Post-employment Benefits - Summary of Financial Assumptions in Assessing Defined Benefit Liabilities (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Discount rate	7.00%
UK [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	2.00%	2.00%	2.00%
Discount rate	2.50%	2.70%	3.80%
Expected pension increases	3.20%	3.20%	3.10%
Inflation rate	3.20%	3.20%	3.10%
US [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	4.00%	4.00%	4.00%
Discount rate	3.60%	3.90%	4.20%
Cash balance credit/conversion rate	2.90%	3.20%	3.20%
Inflation rate	2.25%	2.25%	2.25%
Rest of world. [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	2.80%	2.70%	2.70%
Discount rate	1.60%	1.60%	2.20%
Expected pension increases	2.20%	2.10%	2.00%
Cash balance credit/conversion rate	0.30%	0.30%	0.60%
Inflation rate	1.70%	1.50%	1.40%